Financial Instruments and Risk Management - Schedule of Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value [Member]
Financial assets at amortized cost:
Cash	$ 67,419	$ 109,475
Restricted cash		50
Accounts receivable	56,417	34,680
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	61,804	59,850
Long-term debt (Note 7)	371,161	394,082
Financial liabilities at fair value through profit or loss
Risk management contracts	248	417
Warrant liability	18,304	18,630
Carrying Value [Member]
Financial assets at amortized cost:
Cash	67,419	109,475
Restricted cash		50
Accounts receivable	56,417	34,680
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	61,804	59,850
Long-term debt (Note 7)	343,852	396,780
Financial liabilities at fair value through profit or loss
Risk management contracts	248	417
Warrant liability	$ 18,304	$ 18,630